Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments
- (Continued)
1
January 31,2021
(Unaudited)
Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments
January 31,2021
(Unaudited)
Shares Value
COMMON STOCKS — 98.5%
Banks — 1 .8%
2,933 Bank of Montreal .............. $ 218,172
227,373 China Minsheng Banking Corp. Ltd. -
H Shares ................. 130,006
7,480 Fifth Third Bancorp ............. 216,396
20,525 SpareBank 1 SMN .............. 238,929
803,503
Communication Services — 5 .1%
11,594 AT&T, Inc. ................... 331,936
3,702 Cogeco Communications, Inc. ..... 315,528
9,695 Comcast Corp. - Class A ......... 480,581
8,475 JCDecaux SA (a) ............... 164,662
522 Swisscom AG ................. 284,113
3,192 Tencent Holdings Ltd.   - Class H ... 284,418
7,217 Verizon Communications, Inc. ..... 395,131
2,256,369
Consumer Discretionary — 6 .3%
1,406 Cracker Barrel Old Country Store, Inc. 190,246
8,023 Industria de Diseno Textil S.A. ..... 237,948
93,860 Kingfisher Plc (a) ............... 356,311
29,112 Mr. Price Group Ltd. ............ 330,795
3,736 Starbucks Corp. ................ 361,682
64,831 Super Retail Group Ltd. .......... 553,214
2,294 Target Corp. .................. 415,604
125,257 Xinyi Glass Holdings Ltd. ........ 302,994
2,748,794
Consumer Staples — 7 .7%
38,655 Arca Continental SAB de CV ...... 175,955
1,593 Clorox Co. (The) ............... 333,670
13,190 Coca-Cola European Partners Plc ... 612,939
1,455 Hershey Co. (The) .............. 211,615
3,340 Kimberly-Clark Corp. ........... 441,214
4,831 PepsiCo, Inc. .................. 659,770
2,705 Reckitt Benckiser Group Plc ...... 229,326
9,954 Seven & i Holdings Co. Ltd. ...... 380,123
11,808 Tate & Lyle Plc ................ 111,215
3,845 Unilever Plc .................. 223,506
3,379,333
Diversified Financials — 12 .1%
12,201 3i Group Plc .................. 184,888
760 FactSet Research Systems, Inc. ..... 229,778
170,496 GF Securities Co. Ltd. - Class H ... 248,450
4,309 Hong Kong Exchanges & Clearing
Ltd. ..................... 275,484
7,610 IGM Financial, Inc. ............. 201,684
26,218 Janus Henderson Group Plc ....... 806,466
89,449 Jupiter Fund Management Plc ..... 350,203
11,862 Lazard Ltd. - Class A ............ 488,714
975 Moody's Corp. ................ 259,604
4,794 Morgan Stanley ................ 321,438
Shares Value
Diversified Financials (continued)
2,207 Morningstar, Inc. ............... $ 507,367
740 MSCI, Inc. ................... 292,522
2,796 S&P Global, Inc. ............... 886,332
16,425 UBS Group AG ................ 236,747
5,289,677
Energy — 2 .2%
7,977 Aker BP ASA .................. 198,125
27,902 ARC Resources Ltd. ............ 128,955
19,641 Eni SpA ..................... 198,389
12,345 Equinor ASA .................. 221,237
26,255 MOL Hungarian Oil & Gas Plc (a) .. 197,157
943,863
Health Care — 16 .6%
3,167 Abbott Laboratories ............. 391,410
4,349 Agilent Technologies, Inc. ........ 522,619
1,542 Amgen, Inc. .................. 372,285
941 Anthem, Inc. .................. 279,458
43,943 Astellas Pharma, Inc. ............ 713,284
1,558 AstraZeneca Plc ................ 158,934
4,016 Baxter International, Inc. ......... 308,549
1,551 Biogen, Inc. (a) ................. 438,328
1,191 CSL Ltd. ..................... 246,920
3,191 Danaher Corp. ................ 758,948
34,052 Fleury SA .................... 163,495
50,200 Hartalega Holdings Behrad ....... 159,299
3,170 Medtronic Plc ................. 352,916
4,842 Merck & Co., Inc. .............. 373,173
9,046 Novo Nordisk A/S - B Shares ...... 630,219
12,516 Pfizer, Inc. .................... 449,324
797 Roche Holding AG ............. 275,054
2,497 Sanofi ....................... 234,839
804 Thermo Fisher Scientific, Inc. ...... 409,799
1,552 Viatris, Inc. (a) ................. 26,369
7,265,222
Industrials — 11 .2%
4,875 Allison Transmission Holdings, Inc. . 198,413
7,543 Deutsche Post AG .............. 372,587
7,233 Ebara Corp. .................. 249,733
1,309 Illinois Tool Works, Inc. .......... 254,221
13,530 Kongsberg Gruppen ASA ......... 261,717
556 Lockheed Martin Corp. .......... 178,932
2,266 ManpowerGroup, Inc. ........... 200,405
1,449 Norfolk Southern Corp. .......... 342,862
577 Northrop Grumman Corp. ....... 165,374
2,510 Regal Beloit Corp. .............. 314,955
82,898 Royal Mail Plc (a) ............... 457,966
17,808 Sandvik AB (a) ................. 443,510
1,635 Siemens AG .................. 253,327
827 Siemens Energy AG (a) ........... 30,561
7,809 Signify NV (a) (b) ............... 372,615
3,931 Thomson Reuters Corp. .......... 320,536

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments
- (Continued)
2
January 31,2021
(Unaudited)
The following abbreviation is used in the report:
Shares Value
Industrials (continued)
5,452 Toyota Tsusho Corp. ............ $ 212,953
2,367 Waste Management, Inc. ......... 263,494
4,894,161
Information Technology — 23 .5%
3,268 Accenture Plc - Class A .......... 790,595
6,096 Amdocs Ltd. .................. 430,500
4,697 Apple, Inc. ................... 619,816
2,203 Atos SE (a) .................... 169,057
1,387 CACI International, Inc. - Class A (a) 334,572
5,274 Canon, Inc. ................... 116,669
5,554 Cognizant Technology Solutions Corp.
- Class A ................. 432,934
3,351 Fujitsu Ltd. ................... 511,362
12,436 Intel Corp. ................... 690,322
2,849 International Business Machines Corp. 339,344
1,224 Intuit, Inc. ................... 442,145
1,445 Jack Henry & Associates, Inc. ..... 209,222
16,570 Juniper Networks, Inc. ........... 404,639
3,196 Leidos Holdings, Inc. ............ 338,968
2,885 Logitech International S.A. ....... 299,632
4,941 Micron Technology, Inc. (a) ....... 386,732
4,529 Microsoft Corp. ............... 1,050,547
2,194 NXP Semiconductors NV ........ 352,071
5,811 Oracle Corp. .................. 351,159
1,656 SAP SE ...................... 210,127
4,434 Seagate Technology Plc .......... 293,176
2,393 Synopsys, Inc. (a) ............... 611,292
3,007 Texas Instruments, Inc. .......... 498,230
6,775 TietoEVRY Oyj ................ 222,614
8,025 Western Union Co. (The) ........ 178,717
10,284,442
Insurance — 3 .1%
4,349 MetLife, Inc. .................. 209,404
1,672 Muenchener Rueckversicherungs-
Gesellschaft AG ............ 443,345
3,608 Principal Financial Group, Inc. ..... 177,766
4,677 Prudential Financial, Inc. ......... 366,116
422 Zurich Insurance Group AG ...... 168,735
1,365,366
Materials — 4 .0%
9,134 Anglo American Plc ............. 300,449
10,510 Cabot Corp. .................. 461,494
4,427 LyondellBasell Industries NV - Class A 379,660
5,064 Newmont Corp. ............... 301,814
7,190 Westrock Co. ................. 297,882
1,741,299
Real Estate — 3 .2%
13,880 Brandywine Realty Trust REIT ..... 152,680
83,440 CapitaLand Ltd. ............... 200,561
9,057 Castellum AB ................. 217,290
Shares Value
Real Estate (continued)
65,685 China Overseas Land & Investment
Ltd. ..................... $ 149,208
50,935 China Resources Land Ltd. ....... 201,557
1,205 Gecina SA REIT ............... 171,199
113,354 Swire Properties Ltd. ............ 328,571
1,421,066
Utilities — 1 .7%
17,299 Cia de Saneamento Basico do Estado
de Sao Paulo .............. 129,093
19,350 E.ON SE .................... 204,695
19,533 Enagas SA .................... 430,323
764,111
Total Common Stocks
(Cost $36,368,586)
43,157,206
INVESTMENT COMPANY — 1.1%
494,269 SEI Daily Income Trust Government
II Fund - Class A , 0 .01% (c) ... 494,269
Total Investment Company
(Cost $494,269)
494,269
TOTAL INVESTMENTS — 99.6%
(Cost $36,862,855)
$ 43,651,475
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.4%
176,156
NET ASSETS — 100.0%
$ 43,827,631
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) The rate shown represents the current yield as of January 31, 2021.
REIT — Real Estate Investment Trust

Old Westbury Funds, Inc.
All Cap ESG Fund
Portfolio of Investments
- (Continued)
3
January 31,2021
(Unaudited)
Portfolio Diversification by Sector (Unaudited)
Sector:
Percentage
of Net Assets
Banks ...................................... 1 .8%
Communication Services ........................ 5 .1
Consumer Discretionary ........................ 6 .3
Consumer Staples ............................. 7 .7
Diversified Financials ........................... 12 .1
Energy ..................................... 2 .2
Health Care ................................. 16 .6
Industrials ................................... 11 .2
Information Technology ........................ 23 .5
Insurance ................................... 3 .1
Materials .................................... 4 .0
Real Estate .................................. 3 .2
Utilities ..................................... 1 .7
Other * ..................................... 1 .5
100 .0%
* Includes cash and equivalents, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.